Intangibles, Net (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of STC estimated amortization
Total intangible assets, net	$ 1,054,839	$ 537,884
Estimated STC Amortization [Member]
Schedule of STC estimated amortization
2017	18,236
2018	45,590
2019	136,770
2020	255,305
Total intangible assets, net	$ 455,901